Earnings Per Share	12 Months Ended
Mar. 31, 2024
Text Block1 [Abstract]
Earnings Per Share
37	EARNINGS PER SHARE
The following table shows the income and share data used in the basic and diluted earnings per share calculations for the fiscal years ended March 31, 2024, 2023 and 2022.

	For the fiscal year ended March 31,
	2024	2023	2022

	(In millions, except number of shares and per share data)
Basic:
Profit attributable to shareholders of the Company	¥873,346	¥911,831	¥499,573
Weighted average number of common stock in issue (in thousands of shares)	1,329,026	1,364,770	1,370,738

Basic earnings per share	¥657.13	¥668.12	¥364.46

Diluted:
Profit attributable to the common shareholders of the Company	¥873,346	¥911,831	¥499,573
Impact of dilutive potential ordinary shares issued by subsidiaries	—	—	—

Net profit used to determine diluted earnings per share	¥873,346	¥911,831	¥499,573

Weighted average number of common stock in issue (in thousands of shares)	1,329,026	1,364,770	1,370,738
Adjustments for stock options (in thousands of shares)	386	463	561

Weighted average number of common stock for diluted earnings per share (in thousands of shares)	1,329,412	1,365,233	1,371,299

Diluted earnings per share	¥656.94	¥667.89	¥364.31
On May 15, 2024, the Company’s board of directors resolved to implement a stock split on its common stock as of September 30, 2024, the record date, into three shares, effective as of October 1, 2024. For additional information on the stock split, refer to Note 25 “Shareholders’ Equity.” Basic earnings per share and diluted earnings per share assuming that the Company conducted the stock split at the beginning of the fiscal year ended March 31, 2024 are 219.04 and 218.98, respectively.